UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21035

CITIZENSSELECT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	04/30/05

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
23	Report of Independent Registered
Public Accounting Firm
24	Board Members Information
25	Officers of the Fund
F O R M O R E I N F O R M AT I O N

Back Cover

The Fund

CitizensSelect
Prime Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for CitizensSelect Prime Money Market Fund, covering the 12-month period from May 1, 2004, through April 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, James G. O’Connor.

While most longer-term investments produced mixed results over the reporting period, higher interest rates helped improve the yields of money market instruments. Between the Federal Reserve Board’s initial rate hike in June 2004 and the reporting period’s end, the overnight federal funds rate rose from 1% to 2.75% . What’s more, yield differences across the money market’s maturity spectrum have widened, offering investors opportunities to capture incrementally higher levels of current income.

In this rising interest-rate environment, the money market investments that are right for you depend on your current liquidity needs, future goals and the composition of your current portfolio. As always, your financial advisor may be in the best position to recommend the specific investments that will satisfy your portfolio diversification and capital preservation needs.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James G. O’Connor, Portfolio Manager

How did CitizensSelect Prime Money Market Fund perform
during the period?

During the 12-month period ended April 30, 2005, the fund produced yields of 1.70% for Class A shares, 1.45% for Class B shares, 1.20% for Class C shares and 0.93% for Class D shares.Taking into account the effects of compounding, the fund produced effective yields1 of 1.71% for Class A shares, 1.46% for Class B shares, 1.20% for Class C shares and 0.94% for Class D shares.2

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic and foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; high-grade commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest. Normally, the fund invests at least 25% of its net assets in bank obligations.

What other factors influenced the fund’s performance?

The fund was influenced by steadily rising interest rates in a moderately growing U.S. economy. Just as the reporting period began, an unexpectedly strong employment report and rising energy prices led to concerns that long-dormant inflationary pressures might be reemerging, and money market yields at the longer end of the maturity spectrum began to rise. At the same time, investors began to

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

anticipate that the Federal Reserve Board (the “Fed”) might tighten monetary policy as early as the next meeting of the Federal Open Market Committee (“FOMC”) in June. Indeed, on June 30, the Fed raised the overnight federal funds rate to 1.25%, its first increase in more than four years.

However, the economy appeared to hit a “soft patch” in the summer as the number of jobs created in June and July failed to meet expectations. As a result, longer-term bond prices rallied and their yields fell. Money market yields rose, however, when the Fed again increased the federal funds rate at the August and September FOMC meetings.

Economic activity continued to gather momentum in the fall of 2004, and energy prices hit their 2004 peak in October. In November, the end of the presidential election lifted a cloud of uncertainty from the financial markets, and at its December 2004 FOMC meeting, the Fed stated that economic activity was growing at a moderate pace and job creation was on an upward trend. It was later confirmed that the U.S. economy grew at a 3.8% annualized rate during the fourth quarter of 2004 and by a relatively robust 4.4% rate for the year overall.

As most analysts expected, the Fed raised its target for the federal funds rate at its FOMC meetings in February and March 2005. In its announcement of the March rate increase to 2.75%, the Fed noted that “pressures on inflation have picked up in recent months and pricing power is more evident.”This more hawkish tone, together with additional evidence of economic strength, caused investors’ inflation concerns to intensify.

Even as the Fed’s inflation concerns appeared to intensify, weaker-than-expected data in April suggested that the U.S. economy might be hitting another soft patch. However, it later was estimated that the U.S. labor market added more jobs than expected in April, and employment statistics for February and March were revised upward. While these data provided some encouragement that high energy prices had not

4

hindered the economic expansion, difficulties encountered by the airline and automotive industries were regarded as threats to consumer and business confidence and spending in the months ahead.

In this rising interest-rate environment, we began early in the reporting period to shift toward a more defensive investment posture by allowing the fund’s weighted average maturity to fall toward a range we consider shorter than industry averages.While we generally maintained this position throughout the remainder of the reporting period, we occasionally shortened or extended the fund’s weighted average maturity to reflect prevailing market conditions and the proximity of upcoming FOMC meetings.

What is the fund’s current strategy?

Just days after the reporting period’s end, the Fed implemented its eighth consecutive rate hike, increasing the federal funds rate to 3%. Like many market participants, we expect further increases in short-term interest rates as the Fed attempts to reach a “neutral” posture, but we believe that recent economic cross-currents have made the Fed more sensitive to incoming economic data.Accordingly, we have continued to maintain the fund’s relatively short weighted average maturity in an attempt to boost liquidity and capture potentially higher yields should they become available.

May 16, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yield provided for Class D shares reflect the absorption of fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield and effective yield for Class D would have been 0.85% for both.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from November 1, 2004 to April 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2005
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.00	$ 2.24	$ 3.49	$ 5.07
Ending value (after expenses)	$1,010.90	$1,009.70	$1,008.40	$1,006.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2005
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 3.51	$ 5.11
Ending value (after expenses)	$1,023.80	$1,022.56	$1,021.32	$1,019.74

† Expenses are equal to the fund's annualized expense ratio of .20% for Class A, .45% for Class B, .70% for Class C and 1.02% for Class D; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2005

	Principal
Negotiable Bank Certificates of Deposit—15.4%	Amount ($)	Value ($)

American Express Centurion Bank
2.80%, 5/3/2005	15,000,000	15,000,000
Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
3.01%, 6/24/2005	15,000,000	15,000,223
Bank of America N.A. (Yankee)
2.81%, 2/22/2006	10,000,000 [a]	10,000,000
Barclays Bank PLC (Yankee)
3.00%, 6/24/2005	15,000,000	15,000,000
Washington Mutual Bank
3.02%, 6/27/2005	15,000,000	15,000,000
Total Negotiable Bank Certificates of Deposit
(cost $70,000,223)		70,000,223

Commercial Paper—49.4%

ANZ International Ltd.
2.99%, 6/23/2005	15,000,000	14,934,412
Atlantis One Funding Corp.
3.02%, 6/22/2005	15,000,000 [b]	14,935,000
Bear Stearns Cos. Inc.
2.89%, 6/6/2005	15,000,000	14,956,950
Deutsche Bank Financial LLC
2.94%, 5/2/2005	15,000,000	14,998,775
General Electric Capital Corp.
3.04%, 7/6/2005	15,000,000	14,916,950
General Electric Capital Services Inc.
3.02%, 6/22/2005	15,000,000	14,935,000
HBOS Treasury Services PLC
2.90%, 6/9/2005	15,000,000	14,953,281
K2 (USA) LLC
3.00%, 6/27/2005	15,000,000 [b]	14,929,344
Mane Funding Corp.
3.02%, 6/24/2005	15,000,000 [b]	14,932,500
Morgan Stanley Dean Witter Finance Ltd.
3.10%, 7/18/2005	15,000,000	14,899,900
Prudential Funding LLC
2.97%, 5/2/2005	15,000,000	14,998,763

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Solitaire Funding LLC
3.02%, 6/22/2005	15,000,000 [b]	14,935,000
UBS Finance Delaware LLC
2.94%, 5/2/2005	15,000,000	14,998,775
Westpac Capital Corp.
3.03%, 7/6/2005	15,000,000	14,917,225
White Pine Corp. Ltd.
3.10%, 7/22/2005	15,000,000 [b]	14,894,938
Total Commercial Paper
(cost $224,136,813)		224,136,813

Corporate Notes—4.4%

Harrier Finance Funding (U.S.) LLC
2.94%, 11/15/2005	10,000,000 [a,b]	9,999,360
Royal Bank of Scotland PLC
2.97%, 5/16/2006	10,000,000 [a]	10,000,000
Total Corporate Notes
(cost $19,999,360)		19,999,360

U.S. Government Agencies—5.5%

Federal Home Loan Banks, Floating Rate Notes
2.81%, 4/11/2006	15,000,000 [a]	14,991,489
Federal National Mortgage Association, Notes
1.60%, 5/13/2005	10,000,000	10,000,000
Total U.S. Government Agencies
(cost $24,991,489)		24,991,489

Time Deposits—25.3%

BNP Paribas (Grand Cayman)
2.97%, 5/2/2005	15,000,000	15,000,000
Branch Banking & Trust Co. Inc. (Grand Cayman)
2.97%, 5/2/2005	15,000,000	15,000,000
Chase Manhattan Bank USA (Grand Cayman)
2.93%, 5/2/2005	15,000,000	15,000,000

8

		Principal
Time Deposits (continued)		Amount ($)	Value ($)

Fortis Bank (Grand Cayman)
2.94%, 5/2/2005		15,000,000	15,000,000
Key Bank N.A. (Grand Cayman)
2.94%, 5/2/2005		14,000,000	14,000,000
Societe Generale (Grand Cayman)
2.94%, 5/2/2005		15,000,000	15,000,000
State Street Bank & Trust Co. (Grand Cayman)
2.94%, 5/2/2005		12,000,000	12,000,000
U. S. Bank N.A. (Grand Cayman)
2.94%, 5/2/2005		14,000,000	14,000,000
Total Time Deposits
(cost $115,000,000)			115,000,000

Total Investments (cost $454,127,885)		100.0%	454,127,885
Cash and Receivables (Net)		.0%	82,222
Net Assets		100.0%	454,210,107

[a]	Variable interest rate—subject to periodic change.
[b]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005 these
	securities amounted to $84,626,142 or 18.6% of net assets.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Banking	66.0	Government Agency	5.4
Asset Backed—Structured		Asset Backed-Multiseller Programs 3.3
Investment Vehicles	8.8	Insurance	3.3
Brokerage Firms	6.6
Finance	6.6		100.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	454,127,885	454,127,885
Interest receivable		298,418
		454,426,303

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)		58,958
Due to Citizens—Note 2(d)		100,453
Cash overdraft due to Custodian		56,785
		216,196

Net Assets ($)		454,210,107

Composition of Net Assets ($):
Paid-in capital		454,215,364
Accumulated net realized gain (loss) on investments		(5,257)

Net Assets ($)		454,210,107

Net Asset Value Per Share

Class A Shares
Net Assets ($)		134,493,259
Shares Outstanding		134,494,686
Net Asset Value Per Share ($)		1.00

Class B Shares
Net Assets ($)		246,689,187
Shares Outstanding		246,692,291
Net Asset Value Per Share ($)		1.00

Class C Shares
Net Assets ($)		44,672,052
Shares Outstanding		44,672,659
Net Asset Value Per Share ($)		1.00

Class D Shares
Net Assets ($)		28,355,609
Shares Outstanding		28,355,728
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Year Ended April 30, 2005

Investment Income ($):
Interest Income	7,650,201
Expenses:
Management fee—Note 2(a)	398,377
Administrative service fees—Note 2(c)	711,119
Omnibus account service fees—Note 2(d)	398,377
Distribution plan fees—Note 2(b)	168,142
Total Expenses	1,676,015
Less—waiver of fees due to undertakings—Note 2(b)	(7,608)
Net Expenses	1,668,407
Investment Income—Net	5,981,794

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(5,079)
Net Increase in Net Assets Resulting from Operations	5,976,715

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2005	2004

Operations ($):
Investment income—net	5,981,794	3,294,502
Net realized gain (loss) on investments	(5,079)	(178)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,976,715	3,294,324

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,990,376)	(700,540)
Class B shares	(3,356,829)	(2,386,768)
Class C shares	(506,604)	(197,848)
Class D shares	(127,985)	(9,346)
Total Dividends	(5,981,794)	(3,294,502)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	713,868,654	372,423,651
Class B shares	1,074,499,479	1,129,714,301
Class C shares	139,730,473	136,223,799
Class D shares	81,264,988	16,170,772
Dividends reinvested:
Class A shares	645,777	218,990
Class B shares	610,344	373,998
Class C shares	363,626	156,360
Class D shares	123,397	9,329
Cost of shares redeemed:
Class A shares	(650,687,009)	(367,284,022)
Class B shares	(1,076,814,000)	(1,357,921,871)
Class C shares	(169,195,333)	(122,994,046)
Class D shares	(55,506,754)	(14,990,346)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	58,903,642	(207,899,085)
Total Increase (Decrease) in Net Assets	58,898,563	(207,899,263)

Net Assets ($):
Beginning of Period	395,311,544	603,210,807
End of Period	454,210,107	395,311,544

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.017	.009	.014
Distributions:
Dividends from investment income—net	(.017)	(.009)	(.014)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.71	.91	1.42

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.20	.20
Ratio of net expenses to average net assets	.20	.20	.18
Ratio of net investment income
to average net assets	1.72	.90	1.39

Net Assets, end of period ($ X 1,000)	134,493	70,667	65,309

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,

Class B Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.014	.007	.012
Distributions:
Dividends from investment income—net	(.014)	(.007)	(.012)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.46	.65	1.18

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.45	.45
Ratio of net expenses to average net assets	.45	.45	.42
Ratio of net investment income
to average net assets	1.47	.66	1.12

Net Assets, end of period ($ X 1,000)	246,689	248,396	476,230

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

14

		Year Ended April 30,

Class C Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.012	.004	.010
Distributions:
Dividends from investment income—net	(.012)	(.004)	(.010)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.20	.40	.98

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.70	.70
Ratio of net expenses to average net assets	.70	.70	.62
Ratio of net investment income
to average net assets	1.22	.41	.96

Net Assets, end of period ($ X 1,000)	44,672	73,774	60,388

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,

Class D Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.009	.003	.007
Distributions:
Dividends from investment income—net	(.009)	(.003)	(.007)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	.94	.30	.72

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10	1.10	1.10
Ratio of net expenses to average net assets	1.02	.80	.87
Ratio of net investment income
to average net assets	.90	.29	.62

Net Assets, end of period ($ X 1,000)	28,356	2,474	1,284

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

18

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $5,257 is available to be applied against future net securities profits, if any, realized subsequent to April 30,2005.If not applied,$178 of the carryover expires in fiscal 2012 and $5,079 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2005 and April 30, 2004, respectively, were all ordinary income.

At April 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with
Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

.25 of 1% of the value of the average daily net assets of Class C shares and .65 of 1% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30,2005,Class C and Class D shares were charged $105,113 and $63,029, respectively, pursuant to the Plan.The Distributor had undertaken from May 1,2004 through April 30,2005 to waive a portion of Rule 12b-1 fees.The reduction in Rule 12b-1 fees, pursuant to the undertaking amounted to $7,608 for Class D shares.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2005, Class B, Class C and Class D shares were charged $581,764, $105,113 and $24,242, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10 of 1% of the value of the average daily net assets for the provision of certain services.The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2005, Class A, Class B, Class C and Class D shares were charged $113,929, $232,706, $42,045 and $9,697, respectively, pursuant to the Omnibus Account Services Agreement.

20

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $36,728 and Rule 12b-1 distribution plan fees $23,348, which are offset against an expense reimbursement currently in effect in the amount of $1,118.

The components of Due to Citizens in the Statement of Assets and Liabilities consist of: administrative services plan fees $63,968 and omnibus account services plan fees $36,485.

NOTE 3—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
CitizensSelect Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Prime Money Market Fund (one of the funds comprising CitizensSelect Funds) as of April 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statement and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Prime Money Market Fund at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 9, 2005

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61)
Chairman of the Board (2002)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Azimuth Trust, an institutional asset management firm, Member of Board of Managers and
Advisory Board

No. of Portfolios for which Board Member Serves: 193

———————
Clifford L. Alexander, Jr. (71)
Board Member (2002)

Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
• Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation
(October 1999-September 2000)

Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 66

———————
Lucy Wilson Benson (77)
Board Member (2002)

Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)

Other Board Memberships and Affiliations:
• The International Executive Services Corps., Director
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Vice Chairperson
• Atlantic Council of the U.S., Director

No. of Portfolios for which Board Member Serves: 40

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

24

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since	MARK N. JACOBS, Vice President since
February 2002.	February 2002.
Chairman of the Board, Chief Executive	Executive Vice President, Secretary and
Officer and Chief Operating Officer of the	General Counsel of the Manager, and an
Manager, and an officer of 90 investment	officer of 91 investment companies (comprised
companies (comprised of 184 portfolios)	of 200 portfolios) managed by the Manager.
managed by the Manager. Mr. Canter also is a	He is 59 years old and has been an employee
Board member and, where applicable, an	of the Manager since June 1977.

Executive Committee Member of the other	JEFF PRUSNOFSKY, Secretary since
investment management subsidiaries of Mellon	February 2002.
Financial Corporation, each of which is an
affiliate of the Manager. He is 59 years old and	Associate General Counsel of the Manager,
has been an employee of the Manager since	and an officer of 24 investment companies
May 1995.	(comprised of 88 portfolios) managed by the
Manager. He is 39 years old and has been an
STEPHEN R. BYERS, Executive Vice	employee of the Manager since October 1990.
President since November 2002.
STEVEN F. NEWMAN, Assistant Secretary
Chief Investment Officer,Vice Chairman and a	since February 2002.
director of the Manager, and an officer of 90
investment companies (comprised of 184	Associate General Counsel and Assistant
portfolios) managed by the Manager. Mr. Byers	Secretary of the Manager, and an officer of 91
also is an officer, director or an Executive	investment companies (comprised of 200
Committee Member of certain other	portfolios) managed by the Manager. He is 55
investment management subsidiaries of Mellon	years old and has been an employee of the
Financial Corporation, each of which is an	Manager since July 1980.
affiliate of the Manager. He is 51 years old and	JAMES WINDELS, Treasurer since
has been an employee of the Manager since	February 2002.
January 2002.
Director – Mutual Fund Accounting of the
CHARLES CARDONA, Executive Vice	Manager, and an officer of 91 investment
President since February 2002.	companies (comprised of 200 portfolios)
Vice Chairman and a Director of the Manager,	managed by the Manager. He is 46 years old
Executive Vice President of the Distributor,	and has been an employee of the Manager
President of Dreyfus Institutional Services	since April 1985.
Division, and an officer of 13 investment
companies (comprised of 17 portfolios)
managed by the Manager. He is 49 years old
and has been an employee of the Manager
since February 1981.

The Fund 25

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT ROBOL, Assistant Treasurer	WILLIAM GERMENIS, Anti-Money
since August 2003.	Laundering Compliance Officer since
Senior Accounting Manager – Money Market	October 2002.
Funds of the Manager, and an officer of 38	Vice President and Anti-Money Laundering
investment companies (comprised of 83	Compliance Officer of the Distributor, and the
portfolios) managed by the Manager. He is 41	Anti-Money Laundering Compliance Officer
years old and has been an employee of the	of 88 investment companies (comprised of 197
Manager since October 1988.	portfolios) managed by the Manager. He is 34

KENNETH J. SANDGREN, Assistant	years old and has been an employee of the
Treasurer since February 2002.	Distributor since October 1998.
Mutual Funds Tax Director of the Manager,
and an officer of 91 investment companies
(comprised of 200 portfolios) managed by the
Manager. He is 50 years old and has been an
employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.
Chief Compliance Officer of the Manager and
The Dreyfus Family of Funds (91 investment
companies, comprising 200 portfolios). From
November 2001 through March 2004, Mr.
Connolly was first Vice-President, Mutual
Fund Servicing for Mellon Global Securities
Services. In that capacity, Mr. Connolly was
responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
services to third-party mutual fund clients. He
is 47 years old and has served in various
capacities with the Manager since 1980,
including manager of the firm’s Fund
Accounting Department from 1997 through
October 2001.

26

NOTES

For More Information

By telephone	By mail, write to:
Call your Citizens Registered	CitizensSelect
Representative or	875 Elm Street NE0212
1-800-242-2224.	Manchester, NH 03101

Investment Adviser	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
New York, NY 10166
Custodian
The Bank of New York	Distributor
One Wall Street	Dreyfus Service Corporation
New York, NY 10286	200 Park Avenue
New York, NY 10166

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

0462AR0405

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
21	Report of Independent Registered
Public Accounting Firm
22	Important Tax Information
23	Board Members Information
24	Officers of the Fund
F O R M O R E I N F O R M AT I O N

Back Cover

The Fund

CitizensSelect
Treasury Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for CitizensSelect Treasury Money Market Fund, covering the 12-month period from May 1, 2004, through April 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, James G. O’Connor.

While most longer-term investments produced mixed results over the reporting period, higher interest rates helped improve the yields of money market instruments. Between the Federal Reserve Board’s initial rate hike in June 2004 and the reporting period’s end, the overnight federal funds rate rose from 1% to 2.75% . What’s more, yield differences across the money market’s maturity spectrum have widened, offering investors opportunities to capture incrementally higher levels of current income.

In this rising interest-rate environment, the money market investments that are right for you depend on your current liquidity needs, future goals and the composition of your current portfolio.As always, your financial advisor may be in the best position to recommend the specific investments that will satisfy your portfolio diversification and capital preservation needs.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

James G. O’Connor, Portfolio Manager

How did CitizensSelect Treasury Money Market Fund perform
during the period?

During the 12-month period ended April 30, 2005, the fund produced yields of 1.49% for Class A shares, 1.24% for Class B shares, 0.99% for Class C shares and 0.74% for Class D shares. Taking into account the effects of compounding, the fund produced effective yields1 of 1.50% for Class A shares, 1.24% for Class B shares, 0.99% for Class C shares and 0.74% for Class D shares.2

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests only in securities issued or guaranteed as to principal and interest by the U.S. government.

What other factors influenced the fund’s performance?

The fund was influenced by steadily rising interest rates in a moderately growing U.S. economy. Just as the reporting period began, an unexpectedly strong employment report and rising energy prices led to concerns that long-dormant inflationary pressures might be reemerging, and money market yields at the longer end of the maturity spectrum began to rise. At the same time, investors began to anticipate that the Federal Reserve Board (the “Fed”) might tighten monetary policy as early as the next meeting of the Federal Open Market Committee (“FOMC”) in June. Indeed, on June 30, the Fed raised the overnight federal funds rate to 1.25%, its first increase in more than four years.

However, the economy appeared to hit a “soft patch” in the summer as the number of jobs created in June and July failed to meet expectations. As a result, longer-term bond prices rallied and their yields fell. Money market yields rose, however, when the Fed again increased the federal funds rate at the August and September FOMC meetings.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic activity continued to gather momentum in the fall of 2004, and energy prices hit their 2004 peak in October. In November, the end of the presidential election lifted a cloud of uncertainty from the financial markets, and at its December 2004 FOMC meeting, the Fed stated that economic activity was growing at a moderate pace and job creation was on an upward trend. It was later confirmed that the U.S. economy grew at a 3.8% annualized rate during the fourth quarter of 2004 and by a relatively robust 4.4% rate for the year overall.

As most analysts expected, the Fed raised its target for the federal funds rate at its FOMC meetings in February and March 2005. In its announcement of the March rate increase to 2.75%, the Fed noted that “pressures on inflation have picked up in recent months and pricing power is more evident.” This more hawkish tone, together with additional evidence of economic strength, caused investors’ inflation concerns to intensify.

Even as the Fed’s inflation concerns appeared to intensify, weaker-than-expected data in April suggested that the U.S. economy might be hitting another soft patch. However, it later was estimated that the U.S. labor market added more jobs than expected in April, and employment statistics for February and March were revised upward. While these data provided some encouragement that high energy prices had not hindered the economic expansion, difficulties encountered by the airline and automotive industries were regarded as threats to consumer and business confidence and spending in the months ahead.

In this rising interest-rate environment, we began early in the reporting period to shift toward a more defensive investment posture by allowing the fund’s weighted average maturity to fall toward a range we consider shorter than industry averages.While we generally maintained this position throughout the remainder of the reporting period, we occasionally shortened or extended the fund’s weighted average maturity to reflect prevailing market conditions and the proximity of upcoming FOMC meetings.

4

What is the fund’s current strategy?

Just days after the reporting period’s end, the Fed implemented its eighth consecutive rate hike, increasing the federal funds rate to 3%. Like many market participants, we expect further increases in short-term interest rates as the Fed attempts to reach a “neutral” posture, but we believe that recent economic cross-currents have made the Fed more sensitive to incoming economic data.Accordingly, we have continued to maintain the fund’s relatively short weighted average maturity in an attempt to boost liquidity and capture potentially higher yields should they become available.

May 16, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
[2]	Yield provided for Class D shares reflects the absorption of fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield and effective yield for Class D would have been 0.68% for both.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from November 1, 2004 to April 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2005
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.00	$ 2.24	$ 3.48	$ 5.22
Ending value (after expenses)	$1,009.80	$1,008.50	$1,007.30	$1,005.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2005
	Class A	Class B	Class C	Class D

Expenses paid per $1,000 †	$ 1.00	$ 2.26	$ 3.51	$ 5.26
Ending value (after expenses)	$1,023.80	$1,022.56	$1,021.32	$1,019.59

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .45% for Class B, .70% for Class C and 1.05% for Class D; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2005

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—100.0%	Purchase (%)	Amount ($)	Value ($)

5/5/2005	2.48	27,598,000	27,590,441
5/12/2005	2.61	53,000,000	52,957,917
5/19/2005	2.65	50,000,000	49,934,000
5/26/2005	2.67	16,694,000	16,663,220
6/9/2005	2.65	60,000,000	59,828,400
6/23/2005	2.70	32,149,000	32,021,978
6/30/2005	2.77	21,285,000	21,187,363
7/7/2005	2.75	25,000,000	24,872,747
7/14/2005	2.72	30,000,000	29,833,192
7/21/2005	2.78	36,900,000	36,671,210
8/11/2005	2.93	40,000,000	39,673,433

Total Investments (cost $391,233,901)		100.0%	391,233,901
Liabilities, Less Cash and Receivables		(.0%)	(87,776)
Net Assets		100.0%	391,146,125

Portfolio Summary †
			Value (%)

U.S. Treasuries			100.0

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	391,233,901	391,233,901
Receivable for investment securities sold		39,999,105
Interest receivable		323,238
		431,556,244

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(d)		40,404
Due to Citizens—Note 2(d)		71,078
Cash overdraft due to Custodian		625,204
Payable for investment securities purchased		39,673,433
		40,410,119

Net Assets ($)		391,146,125

Composition of Net Assets ($):
Paid-in capital		391,156,877
Accumulated net realized gain (loss) on investments		(10,752)

Net Assets ($)		391,146,125

Net Asset Value Per Share

Class A Shares
Net Assets ($)		210,987,051
Shares Outstanding		210,988,992
Net Asset Value Per Share ($)		1.00

Class B Shares
Net Assets ($)		153,922,327
Shares Outstanding		153,930,570
Net Asset Value Per Share ($)		1.00

Class C Shares
Net Assets ($)		20,726,817
Shares Outstanding		20,727,389
Net Asset Value Per Share ($)		1.00

Class D Shares
Net Assets ($)		5,509,930
Shares Outstanding		5,509,926
Net Asset Value Per Share ($)		1.00

See notes to financial statements.
8

STATEMENT OF OPERATIONS
Year Ended April 30, 2005

Investment Income ($):
Interest Income	6,601,902
Expenses:
Management fee—Note 2(a)	377,353
Administrative service fees—Note 2(c)	606,417
Omnibus account service fees—Note 2(d)	377,353
Distribution plan fees—Note 2(b)	48,578
Total Expenses	1,409,701
Less—waiver of fees due to undertakings—Note 2(b)	(780)
Net Expenses	1,408,921
Investment Income—Net	5,192,981

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(4,335)
Net Increase in Net Assets Resulting from Operations	5,188,646

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2005	2004

Operations ($):
Investment income—net	5,192,981	1,908,340
Net realized gain (loss) on investments	(4,335)	(5,145)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,188,646	1,903,195

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,331,611)	(590,327)
Class B shares	(2,670,662)	(1,275,172)
Class C shares	(173,887)	(42,683)
Class D shares	(16,821)	(158)
Total Dividends	(5,192,981)	(1,908,340)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	452,231,880	166,624,920
Class B shares	970,633,664	1,049,983,777
Class C shares	44,331,866	29,485,281
Class D shares	6,418,946	557,118
Dividends reinvested:
Class A shares	27,207	160,103
Class B shares	160,344	72,590
Class C shares	78,147	27,180
Class D shares	16,821	158
Cost of shares redeemed:
Class A shares	(315,006,893)	(166,405,561)
Class B shares	(966,629,202)	(1,099,078,679)
Class C shares	(38,511,296)	(30,011,177)
Class D shares	(1,113,404)	(408,616)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	152,638,080	(48,992,906)
Total Increase (Decrease) in Net Assets	152,633,745	(48,998,051)

Net Assets ($):
Beginning of Period	238,512,380	287,510,431
End of Period	391,146,125	238,512,380

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.015	.008	.013
Distributions:
Dividends from investment income—net	(.015)	(.008)	(.013)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.50	.77	1.32

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.20	.20
Ratio of net expenses to average net assets	.20	.20	.19
Ratio of net investment income
to average net assets	1.55	.76	1.24

Net Assets, end of period ($ X 1,000)	210,987	73,735	73,357

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,

Class B Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.012	.005	.011
Distributions:
Dividends from investment income—net	(.012)	(.005)	(.011)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	1.25	.51	1.08

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.45	.45
Ratio of net expenses to average net assets	.45	.45	.42
Ratio of net investment income
to average net assets	1.30	.51	.99

Net Assets, end of period ($ X 1,000)	153,922	149,761	198,787

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

12

		Year Ended April 30,

Class C Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.010	.003	.009
Distributions:
Dividends from investment income—net	(.010)	(.003)	(.009)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	.99	.26	.88

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70	.70	.70
Ratio of net expenses to average net assets	.70	.70	.61
Ratio of net investment income
to average net assets	1.05	.26	.89

Net Assets, end of period ($ X 1,000)	20,727	14,828	15,327

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,

Class D Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income—net	.007	.002	.006
Distributions:
Dividends from investment income—net	(.007)	(.002)	(.006)
Net asset value, end of period	1.00	1.00	1.00

Total Return (%)	.74	.18	.62

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10	1.10	1.10
Ratio of net expenses to average net assets	1.04	.77	.89
Ratio of net investment income
to average net assets	.71	.16	.45

Net Assets, end of period ($ X 1,000)	5,510	188	39

[a] From May 1, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelect Treasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

16

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $10,752 is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, $1,272 of the carryover expires in fiscal 2011, $5,145 expires in fiscal 2012 and $4,335 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2005 and April 30, 2004, respectively, were all ordinary income.

At April 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with
Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25 of 1% of the value of the average daily net assets

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

of Class C shares and .65 of 1% of the value of the average daily net assets of Class D shares. The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2005, Class C and Class D shares were charged $40,574 and $8,004, respectively, pursuant to the Plan.The Distributor had undertaken from May 1, 2004 through April 30, 2005 to waive a portion of Rule 12b-1 fees. The reduction in Rule 12b-1 fees, pursuant to the undertaking amounted to $780 for Class D shares.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2005, Class B, Class C and Class D shares were charged $562,764, $40,574 and $3,079, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10 of 1% of the value of the average daily net assets for the provision of certain services.The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2005, Class A, Class B, Class C and Class D shares were charged $134,787, $225,105, $16,230 and $1,231, respectively, pursuant to the Omnibus Account Services Agreement.

18

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $33,152 and Rule 12b-1 distribution plan fees $7,252.

The components of Due to Citizens in the Statement of Assets and Liabilities consist of: administrative services plan fees $38,254 and omnibus account services plan fees $32,824.

NOTE 3—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages,

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

20

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
CitizensSelect Treasury Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Treasury Money Market Fund (one of the funds comprising CitizensSelect Funds) as of April 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Treasury Money Market Fund at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 9, 2005

The Fund 21

IMPORTANT TAX INFORMATION (Unaudited)

For state individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended April 30, 2005, as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

22

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61)
Chairman of the Board (2002)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Azimuth Trust, an institutional asset management firm, Member of Board of Managers and
Advisory Board
No. of Portfolios for which Board Member Serves: 193

———————
Clifford L. Alexander, Jr. (71)
Board Member (2002)

Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
• Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation
(October 1999-September 2000)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 66

———————

Lucy Wilson Benson (77) Board Member (2002)

Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps., Director
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Vice Chairperson
• Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 40

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund 23

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since	MARK N. JACOBS, Vice President since
February 2002.	February 2002.
Chairman of the Board, Chief Executive	Executive Vice President, Secretary and
Officer and Chief Operating Officer of the	General Counsel of the Manager, and an
Manager, and an officer of 90 investment	officer of 91 investment companies (comprised
companies (comprised of 184 portfolios)	of 200 portfolios) managed by the Manager.
managed by the Manager. Mr. Canter also is a	He is 59 years old and has been an employee
Board member and, where applicable, an	of the Manager since June 1977.

Executive Committee Member of the other	JEFF PRUSNOFSKY, Secretary since
investment management subsidiaries of Mellon	February 2002.
Financial Corporation, each of which is an
affiliate of the Manager. He is 59 years old and	Associate General Counsel of the Manager,
has been an employee of the Manager since	and an officer of 24 investment companies
May 1995.	(comprised of 88 portfolios) managed by the
Manager. He is 39 years old and has been an
STEPHEN R. BYERS, Executive Vice	employee of the Manager since October 1990
President since November 2002.
STEVEN F. NEWMAN, Assistant Secretary
Chief Investment Officer,Vice Chairman and a	since February 2002.
director of the Manager, and an officer of 90
investment companies (comprised of 184	Associate General Counsel and Assistant
portfolios) managed by the Manager. Mr. Byers	Secretary of the Manager, and an officer of 91
also is an officer, director or an Executive	investment companies (comprised of 200
Committee Member of certain other	portfolios) managed by the Manager. He is 55
investment management subsidiaries of Mellon	years old and has been an employee of the
Financial Corporation, each of which is an	Manager since July 1980.
affiliate of the Manager. He is 51 years old and	JAMES WINDELS, Treasurer since
has been an employee of the Manager since	February 2002.
January 2002.
Director – Mutual Fund Accounting of the
CHARLES CARDONA, Executive Vice	Manager, and an officer of 91 investment
President since February 2002.	companies (comprised of 200 portfolios)
Vice Chairman and a Director of the Manager,	managed by the Manager. He is 46 years old
Executive Vice President of the Distributor,	and has been an employee of the Manager
President of Dreyfus Institutional Services	since April 1985.
Division, and an officer of 13 investment
companies (comprised of 17 portfolios)
managed by the Manager. He is 49 years old
and has been an employee of the Manager
since February 1981.

24

ROBERT ROBOL, Assistant Treasurer	WILLIAM GERMENIS, Anti-Money
since August 2003.	Laundering Compliance Officer since
Senior Accounting Manager – Money Market	October 2002.
Funds of the Manager, and an officer of 38	Vice President and Anti-Money Laundering
investment companies (comprised of 83	Compliance Officer of the Distributor, and the
portfolios) managed by the Manager. He is 41	Anti-Money Laundering Compliance Officer
years old and has been an employee of the	of 88 investment companies (comprised of 197
Manager since October 1988.	portfolios) managed by the Manager. He is 34

KENNETH J. SANDGREN, Assistant	years old and has been an employee of the
Treasurer since February 2002.	Distributor since October 1998.
Mutual Funds Tax Director of the Manager,
and an officer of 91 investment companies
(comprised of 200 portfolios) managed by the
Manager. He is 50 years old and has been an
employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.
Chief Compliance Officer of the Manager and
The Dreyfus Family of Funds (91 investment
companies, comprising 200 portfolios). From
November 2001 through March 2004, Mr.
Connolly was first Vice-President, Mutual
Fund Servicing for Mellon Global Securities
Services. In that capacity, Mr. Connolly was
responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
services to third-party mutual fund clients. He
is 47 years old and has served in various
capacities with the Manager since 1980,
including manager of the firm’s Fund
Accounting Department from 1997 through
October 2001.

The Fund 25

For More Information

By telephone	By mail, write to:
Call your Citizens Registered	CitizensSelect
Representative or	875 Elm Street NE0212
1-800-242-2224.	Manchester, NH 03101

Investment Adviser	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
New York, NY 10166
Custodian
The Bank of New York	Distributor
One Wall Street	Dreyfus Service Corporation
New York, NY 10286	200 Park Avenue
New York, NY 10166

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

0466AR0405

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. Joseph DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,070 in 2004 and $38,016 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $-0- in 2004 and $-0- in 2005. .

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $273,500 in 2004 and $-0- in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $7,468 in 2004 and $4,981 in 2005. [These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2004 and $-0- in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $-0- in 2004 and $2 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2004 and $-0- in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $611,435 in 2004 and $686,197 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CITIZENSSELECT FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 27, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 27, 2005

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by
Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)